Loans and Allowance for Loan Losses - Nonaccrual loans (Details 5) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 1,752,725	$ 1,530,011
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	366,992	590,514
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	1,057,663	708,922
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	0	0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	86,239	49,542
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	137,471	16,561
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	0	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 104,360	$ 164,472